UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C. 20549

                          FORM 13F


                     FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [   ]: Amendment Number:____

This Amendment (Check only one):

[   ]  is a restatement
[   ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:       DKR Oasis Management Company L.P.
Address:    1281 East Main Street
	    Stamford, CT 06902

13F File Number: 28-13553

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Phillip M. Meyer
Title:	Chief Compliance Officer and Legal Counsel
Phone:	(852) 2847-7798


Signature, Place, and Date of Signing:

/s/ Phllip M. Meyer, Hong Kong, 11/16/2009

Report Type (Check only one):

[X] 	 13F HOLDINGS REPORT.
[   ] 	 13F NOTICE.
[   ] 	 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

No.  Form 13F File Number    Name


Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $74,270.64 (x1000)

No Puts and Calls

                        Form 13F Information Table


Name Of Issuer                   Title Of Class      Cusip        Value (x1000)       Quantity   Shrs/ Other Invt      Vtng
                                                                                                 PRN     Mgr Disc      Authy

BOISE INC                        *W EXP 06/18/201    09746Y113            22.70         37,195   PRN         Defined   Defined
CHINA NORTH EAST PETE HLDG L     COM                 16941G102         3,183.02        712,084   SH          Defined   Defined
FISHER SCIENTIFIC INTL INC       NOTE  2.500%10/0    338032AW5        37,237.26     20,100,000   PRN         Defined   Defined
IDENIX PHARMACEUTICALS INC       COM                 45166R204         3,868.17      1,251,834   SH          Defined   Defined
INFORMATION SERVICES GROUP I     *W EXP 01/31/201    45675Y112            11.78        109,700   PRN         Defined   Defined
MOMENTA PHARMACEUTICALS INC      COM                 60877T100         4,548.83        428,730   SH          Defined   Defined
RXI PHARMACEUTICALS CORP         COM                 74978T109           843.64        344,343   SH          Defined   Defined
RENESOLA LTD                     SPONS ADS           75971T103         7,296.09      1,516,859   SH          Defined   Defined
RENTECH INC                      COM                 760112102           543.23        335,325   SH          Defined   Defined
TREMISIS ENERGY ACQ CORP II      *W EXP 12/05/201    89472N119            40.00        200,000   PRN         Defined   Defined
TRIAN ACQUISITION I CORP         *W EXP 01/23/201    89582E116            13.19         29,300   PRN         Defined   Defined
US BANCORP DEL                   DBCV        12/1    902973AM8        14,757.00     15,000,000   PRN         Defined   Defined
UNITED REFINING ENERGY CORP      *W EXP 12/11/201    911360113           150.00        500,000   PRN         Defined   Defined
QIAO XING UNIVERSAL TELEPHON     ORD                 G7303A109         1,680.00        800,000   SH          Defined   Defined
VANTAGE DRILLING COMPANY         *W EXP 05/24/201    G93205121            23.39        179,900   PRN         Defined   Defined
SEANERGY MARITIME HLDGS CORP     *W EXP 09/24/201    Y73760111            52.34        290,800   PRN         Defined   Defined
